Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 3 - Significant Accounting Policies

A summary of the significant accounting policies applied in the presentation of the accompanying financial statements follows:

(a) Principles of Accounting

These financial statements are stated in U.S. Dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America. The functional currency of the Company is U.S. Dollars.

(b) Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Management makes its best estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Changes in estimates are recognized in accordance with the accounting rules for the estimate, which is typically in the period when new information becomes available to management. Actual results could differ from those estimates.

(c) Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company occasionally has cash deposits in excess of insured limits provided by the financial institutions. The Company places its cash and cash equivalents with high credit quality financial institutions.

(d) Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded net of allowances for doubtful accounts and reserves for returns. In the normal course of business, the Company extends credit to customers that satisfy predefined credit criteria. The Company is required to estimate the collectability of its receivables. Allowances for doubtful accounts are established through the evaluation of accounts receivable aging and prior collection experience to estimate the ultimate realization of these receivables. At December 31, 2012 and 2011, management determined that no allowance was necessary.

(e) Equipment

Equipment is capitalized and amortized over its estimated useful life of 3 years on a straight line basis.

(f) Intangible Assets

Intangible assets with indefinite lives are not amortized but rather are tested at least annually for impairment. Intangible assets with definite lives are amortized over their estimated useful life as follows:

Source code	2 years
URL	10 years
Web-site contents	5 years
Subscribers list	1 year
Client accounts	2 years
Trade name	2 years

(g) Goodwill

Goodwill represents the excess of the cost of a business combination over the fair value of the net assets acquired. We are required to test goodwill for impairment, at the reporting unit level, annually and when events or circumstances indicate the fair value of a reporting unit may be below its carrying value. A reporting unit is an operating segment or sub-segment to which goodwill is assigned when initially recorded. At present, we only have one reporting unit. We assign goodwill to reporting units based on our integration plans.

We perform our annual goodwill impairment test as at year end and monitor for interim triggering events on an ongoing basis. Goodwill is reviewed for impairment utilizing a two-step process. The first step requires us to compare the fair value of each reporting unit, which we primarily determine using an income approach based on the net present value of discounted cash flows, to the respective carrying value, which includes goodwill. For the years ended December 31, 2012 and December 31, 2011, we determined that there was no impairment.

In our December 31, 2010 assumptions, we A) used a 15% Stabilized period EBITDA annual growth rate, which is based upon management's expectations, historical data and industry expertise B) used a 2.5X Cash flow multiple for terminal value, which has been based upon the multiple the Company was valued at for December 2009 and C) used a 20% Discount rate for NPV of cash flows, that has been based upon the weighted average cost of capital. In our December 31, 2011 assumptions, we used a 10% Stabilized period EBITDA annual growth rate to reflect Management’s estimation of a slight reduction in annual growth rate. Our cash flow multiple and discount rate remained the same as in our 2010 calculations. If the fair value of the reporting unit exceeds its carrying value, the goodwill is not considered impaired. If the carrying value is higher than the fair value, there is an indication that impairment may exist and the second step is required. In step two, the implied fair value of goodwill is calculated as the excess of the fair value of a reporting unit over the fair values assigned to its assets and liabilities. If the implied fair value of goodwill is less than the carrying value of the reporting unit, then impairment exists. At December 31, 2012 and 2011, management has determined that there was no impairment. At December 31, 2010, there was an impairment of $39,403. The circumstances leading up to the impairment at December 31, 2010 originated from an internal review of our impairment test, and the ensuing reduction in the 3.5X multiple of cash flows used in the calculation of terminal value, to a 2.5X multiple. We changed the 3.5X multiple used in our annual impairment testing performed in March 2010, down to a 2.5X multiple when we reviewed our impairment testing in September, 2010, due to an overall review of the company’s operations in a changing business climate. This caused us to not only thoroughly review our goodwill impairment process again, but to take a more conservative approach to valuing the goodwill. The actual goodwill impairment of $39,403 was $5,472 higher than the $33,931 estimated in the 3rd quarter of 2010 due to net cash flows coming in $6,848 less than estimated in the 3rd quarter.

(h) Long-Lived Assets Impairment Other Than Goodwill

Long-term assets of the Company are reviewed when changes in circumstances suggest their carrying value has become impaired, pursuant to guidance established Accounting Standard Update (“ASU”) 360, “Accounting for the Impairment or Disposal of Long-Lived Assets”. Management considers assets to be impaired if the carrying value exceeds the future projected cash flows from related operations (undiscounted and without interest charges).

(i) Fair Value of Financial Instruments

Accounting Standards Codification subtopic 825-10, Financial Instruments (“ASC 825-10”) requires disclosure of the fair value of certain financial instruments. Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The fair value of financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and short term note - related party, approximate their carrying values since they are short term in nature and they are receivable or payable on demand.

Management is of the opinion that the Company is exposed to significant interest or credit risks arising from the bank-held assets. The Company is operating outside the United States of America and has significant exposure to foreign currency risk due to the fluctuation of the currency in which the Company operates and the U.S. dollar.

The Company currently has no assets and liabilities that it values at fair value on a periodic basis.

(j) Comprehensive Income

The Company has adopted Accounting Standards Codification 220 “Reporting Comprehensive Income”, which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statement of Stockholders' Equity. Comprehensive income comprises equity except those resulting from investments by owners and distributions to owners.

(k) Income Taxes

The company is registered in the British Virgin Islands and will not be conducting business in the United States. It is therefore not subject to or liable for any United States income taxes. Currently there is no income tax in the British Virgin Islands.

(l) Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standard Codifications subtopic 605-10, Revenue Recognition (“ASC 605-10”) which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts.

The Company’s revenues for the year ended December 31, 2012 consisted of revenues from advertisement services. The company currently utilizes various types of advertising models to generate revenue as follows: 1) flat rate paid advertising campaigns; 2) paid Sponsorship campaigns; 3) CPA (performance based) campaigns and 4) CPM (cost per thousand viewers) . The company enters into short term paid and sponsorship advertising contracts, for periods of one to three months. The company collects the payments for flat rate and sponsorship campaigns in advance of running the campaigns and revenue is recognized ratably over the campaign period. The Company collects the payments for CPA and CPM campaigns within 30 days after each month-end results. Revenue is recognized for CPA and CPM campaigns when a contract has been signed, the fee is fixed and determinable, delivery of the service has occurred, and the collection is probable.

(m) Advertising Expenses

The Company expenses advertising costs as incurred. The Company incurred no advertising expenses as of December 31, 2012 and 2011.

(n) Net Loss per Share

Basic net loss per share (“EPS”) is based on the weighted average number of common shares outstanding and diluted EPS is based on the weighted average number of common shares outstanding and dilutive common stock equivalents. Basic EPS is computed by dividing net loss (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) for the period. All EPS presented in the financial statements are basic EPS as defined by Accounting Standards Codification 260, "Earnings Per Share". No diluted earnings per share are disclosed when the effect would be anti-diluted.

In 2012, there were 1,843,084 potentially dilutive securities outstanding in the form of convertible promissory notes (3,203,120 in 2011).

All per share and per share information are adjusted retroactively to reflect stock splits and changes in par value. Fully diluted shares outstanding were 13,819,723 and 14,923,032 for the years ended December 31, 2012 and 2011, respectively.

(o) Concentration of Credit Risk

The Company places its cash and cash equivalents with a high credit quality financial institution. The Company maintains United States Dollars, Pound Sterling and European Euros at a bank in the Caribbean that are not insured. Revenue is derived in geographic locations outside the United States. The advertising business in Europe accounts for all of the revenue of the Company to date.

The Company is subject to risk arising from foreign currency exchange fluctuations. The Company’s clients are located in foreign countries. The Company’s financial results may be affected by factors such as foreign exchange rates or economic conditions in foreign markets. Since the functional currency is denominated in U.S. dollars, a strengthening or weakening of the dollar will affect the Company’s financial statements due to the fluctuating dollar. Monetary assets and liabilities denominated in foreign currencies are affected by changes in the exchange rate between the U.S. dollar and foreign currencies.

The Company’s revenues earned from advertising for the year ended December 31, 2012 includes 36%, 21% and 12% of the Company’s total revenues from three customers. These three customers represent 24%, 19% and 10% of the Company’s accounts receivable, respectively. The Company’s revenues earned from advertising for the year ended December 31, 2011 includes 21%, 19% and 14% of the Company’s total revenues from three customers. Two of these three customers represent 18% and 16% of Company’s accounts receivable.

(p) Foreign Currency Conversion

The Company is located and operating outside of the United States of America. The functional currency of the Company is the U.S. Dollar. At the transaction date, each asset, liability, revenue and expense is converted into U.S. dollars by the use of the exchange rate in effect at that date. At the period end, monetary and non-monetary assets and liabilities are re-measured by using the exchange rate in effect at that date. The resulting foreign exchange gains and losses are included in operations.

(q) Related Parties

Related parties are affiliates of the enterprise; entities for which investments are accounted for by the equity method by the enterprise; trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; principal owners of the enterprise; its management; members of the immediate families of principal owners of the enterprise and its management; and other parties with which the enterprise may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

(r) Stock Based Compensation

The Company follows the guideline under Accounting Standards Codification subtopic 718-10 Compensation (“ASC 718-10”) for all stock based compensation plans, including employee stock options, restricted stock, employee stock purchase plans and stock appreciation rights, which requires that all share-based payments to both employees and non-employees be recognized in the income statement based on their fair values.

As at December 31, 2012, there no outstanding stock options as all of the options were cancelled by the Company. As at December 31, 2011, there were outstanding stock options to purchase 965,000 shares of common stock, of which 928,750 shares were vested.

(s) New Accounting Pronouncements

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.